CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	5 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021
General and administrative expenses		$ 108,674	$ 5,155,793
Franchise tax expenses		83,836	152,376
Loss from operations		(192,510)	(5,308,169)
Interest and investment income		325
Income earned on investments held in Trust Account		325	42,056
Financing costs - derivative warrant liabilities		(410,849)
Change in fair value of derivative warrant liabilities		(2,355,500)	387,750
Net loss	$ (2,958,534)	(2,958,534)	(4,878,363)
Class A
Net loss		$ (1,043,325)	$ (3,902,690)
Earnings Per Share, Diluted		$ (0.50)	$ (0.23)
Earnings Per Share, Basic		$ (0.50)	$ (0.23)
Weighted Average Number of Shares Outstanding, Basic		2,079,787	17,250,000
Weighted Average Number of Shares Outstanding, Diluted		2,079,787	17,250,000
Class B
Net loss		$ (1,915,209)	$ (975,673)
Earnings Per Share, Diluted		$ (0.50)	$ (0.23)
Earnings Per Share, Basic		$ (0.50)	$ (0.23)
Weighted Average Number of Shares Outstanding, Basic		3,817,819	4,312,500
Weighted Average Number of Shares Outstanding, Diluted		3,817,819	4,312,500